Goodwill (Tables)	12 Months Ended
Feb. 28, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended February 29, 2020 and February 28, 2021 consisted of the following:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Balance at beginning of the year
Goodwill	150,332	150,332	23,224
Accumulated impairment loss	(557)	(115,169)	(17,792)
	149,775	35,163	5,432
Goodwill acquired during the year	—	1,804	279
Impairment losses	(114,612)	—	—
Balance at ending of the year
Goodwill	150,332	152,136	23,503
Accumulated impairment loss	(115,169)	(115,169)	(17,792)
	35,163	36,967	5,711